Financial Assets and Liabilities - Summary of Finance Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	R$ 764,428	R$ 1,250,860
Interests	(211,078)	(306,722)
Present value of minimum lease payments	553,350	944,138	R$ 1,397,543
Current	120,491	261,344
Non-current	432,859	682,794
Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	600,142	1,060,759
Interests	(159,648)	(241,509)
Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	161,085	184,484
Interests	(51,143)	(64,528)
Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	3,201	5,617
Interests	(287)	R$ (685)
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	176,169
Interests	(55,678)
Present value of minimum lease payments	120,491
Up to 1 year [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	150,241
Interests	(44,284)
Up to 1 year [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	23,400
Interests	(11,152)
Up to 1 year [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,528
Interests	(242)
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	422,421
Interests	(128,941)
Present value of minimum lease payments	293,480
Between one and five years [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	348,111
Interests	(98,797)
Between one and five years [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	73,637
Interests	(30,099)
Between one and five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	673
Interests	(45)
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	165,838
Interests	(26,459)
Present value of minimum lease payments	139,379
More than five years [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	101,790
Interests	(16,567)
More than five years [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	64,048
Interests	R$ (9,892)